Financial risk management	12 Months Ended
Dec. 31, 2024
Financial risk management [Abstract]
Financial risk management
32.	Financial risk management

The Group’s activities expose it to a variety of financial risks: market risk, credit risk and liquidity risk. The overall risk management program focuses on the unpredictability of markets and seeks to minimize potential adverse effects on the financial performance of the Group. The Group uses different methods to measure different types of risk to which it is exposed.

32.1.	Interest rate risk

The Group’s borrowings that have been drawn down at December 31, 2024 have fixed interest rates, and therefore the Group is not exposed to any significant interest rate risk.

32.2.	Price risk

The Group's exposure to equity securities price risk arises from investments held by the Group and classified in the consolidated statement of financial position at fair value through other comprehensive income (FVOCI) (note 16).

The amounts recognized in other comprehensive income in relation to investments held by the Group are disclosed in note 29.5.

32.3.	Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk, primarily the US dollar and Euro. Foreign exchange risk arises from commercial activities in the United States and research and development activities in Europe and the United States.

The Group’s treasury risk management policy is to settle all US dollar denominated expenditure with US dollar denominated receipts from sales of Illuccix in the United States. The Group also manages currency risk by making decisions as to the levels of cash to hold in each currency by assessing its future activities which will likely be incurred in those currencies. Any remaining foreign currency exposure has therefore not been hedged.

We have both foreign currency receivables and payables, predominantly denominated in US dollar and Euro. We had a surplus of foreign currency receivables and financial assets over payables of A$80.3 million as of December 31, 2024 (December 31, 2023: A$16.9 million).

The Group’s exposure to the risk of changes in foreign exchange rates also relates to the Group’s net investments in foreign subsidiaries, which predominantly include denominations in Euro and US dollar, however given the level of current investments in foreign subsidiaries, the impact is limited.

As at December 31, 2024, the Group held 32.0% (2023: 47.5%) of its cash in Australian dollars, 64.8% (2023: 49.2%) in US dollars, 2.8% (2023: 3.0%) in Euros (EUR), 0.0% (2023: 0.1%) in Japanese Yen (JPY), 0.1% (2023: 0.0%) in British pounds, 0.1% (2023: 0.0%) in Canadian dollars and 0.1% (2023: 0.1%) in Swiss Francs (CHF).

Exposure

The balances held at December 31, 2024 that give rise to currency risk exposure are presented in Australian dollars below:

As at December 31, 2024

	USD	AUD	EUR	CHF	JPY	GBP	CAD
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cash and cash equivalents	460,664	227,312	20,169	574	208	1,011	408
Trade receivables	136,525	734	2,367	-	-	-	99
Financial assets	-	50,000	6,093	-	-	-	-
Trade payables	(76,881)	(12,363)	(22,052)	(746)	(28)	(1,608)	(1,890)
Government grant	-	-	(3,000)	-	-	-	-
Decommissioning liability	-	-	(11,702)	-	-	-	-
Contingent consideration	(91,417)	(838)	(24,061)	-	-	-	-
Borrowings	-	(538,056)	(15,255)	-	-	-	-

The balances held at December 31, 2023 that give rise to currency risk exposure are presented in Australian dollars below:

	USD	AUD	EUR	CHF	JPY	GBP	CAD
	$’000	$’000	$’000	$’000	$’000	$’000	$’000
Cash and cash equivalents	60,659	58,649	3,678	118	133	-	-
Trade receivables	37,131	26,478	1,168	-	-	-	-
Trade payables	(9,224)	(67,581)	(4,721)	-	(8)	(162)	(8)
Government grant liability	-	-	(2,550)	-	-	-	-
Decommissioning liability	-	-	(5,333)	-	-	-	-
Contingent consideration liability	(64,231)	-	-	-	-	-	-
Borrowings	-	-	(9,173)	-	-	-	-

Sensitivity

Outlined below is a sensitivity analysis which assesses the impact that a change of +/- 10% in the exchange rates as at each reporting date would have on the Group’s reported profit/(loss) after income tax and/or equity balance.

Impact on post-tax profit/(loss)

	2024	2024	2024	2024	2023	2023	2023	2023
	+10% Profit/(loss)	-10% Profit/(loss)	+10% Equity	-10% Equity	+10% Profit/(loss)	-10% Profit/(loss)	+10% Equity	-10% Equity
	$’000	$’000	$’000	$’000	$’000	$’000	$’000	$’000
USD	(16,040)	19,605	(24,189)	29,564	1,699	(2,076)	(7,860)	9,606
EUR	2,413	(2,949)	553	(676)	1,496	(1,828)	(231)	283
CHF	(0)	0	68	(83)	-	-	(29)	35
JPY	1	(1)	(17)	21	-	-	(12)	14
GBP	2	(3)	52	(64)	-	1	-	-
CAD	-	-	(37)	45	-	-	(7)	8
Total	(13,624)	16,652	(23,570)	28,808	3,195	(3,903)	(8,139)	9,946

32.4.	Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group. Credit risk arises from cash and cash equivalents and credit exposures to customers, including outstanding receivables.

Credit risk is managed on a group basis. If customers are independently rated, these ratings are used. Otherwise, if there is no independent rating, the Group assesses the credit quality of the customer, taking into account its financial position, past experience and other factors. Individual risk limits are set based on internal or external ratings. The compliance with credit limits by customers is regularly monitored. The Group obtains guarantees where appropriate to mitigate credit risk.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade receivables.

To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on historical payment profiles of sales and the corresponding historical credit losses experienced. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables.

Trade receivables are written off where there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and the failure to make contractual payments for a period of greater than 120 days past due.

Impairment losses on trade receivables are presented within selling, general and administration costs within profit or loss. Subsequent recoveries of amounts previously written off are credited against the same line item.

As at December 31, 2024, the expected credit losses are $211,000 (2023: $533,000). The following tables sets out the ageing of trade receivables, according to their due date:

Aged trade receivables

	Expected credit losses		Gross carrying amount
	2024	2023	2024	2023
	A$’000	A$’000	A$’000	A$’000
Not past due:		-	129,712	57,576
Past due:
30 days	(30)	-	5,956	4,298
60 days	(9)	(1)	884	381
90 days	(30)	(4)	1,003	932
120 days	(142)	(528)	2,101	2,123
Total	(211)	(533)	139,656	65,310

Credit risk concentration profile

The Group has a significant credit risk exposure to three distributors of 87% (2023: 81% to three distributors). The Group defines major credit risk as exposure to a concentration exceeding 10% of a total class of such asset.

32.5.	Liquidity risk

The Group is exposed to liquidity and funding risk from operations and from external borrowings, where the risk is that the Group may not be able to refinance debt obligations or meet other cash outflow obligations when required. Vigilant liquidity risk management requires the Group to maintain sufficient liquid assets (mainly cash and cash equivalents). The Group manages liquidity risk by maintaining adequate cash reserves by continuously monitoring actual and forecast cash flows and matching the maturity profiles of financial assets and liabilities.

Remaining contractual maturities:

The following tables detail the Group’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the consolidated statement of financial position.

As at December 31, 2024	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Trade and other payables	139,927	-	-	-	139,927	139,927
Borrowings	8,454	8,464	716,899	5,104	738,921	570,811
Lease liabilities	1,477	1,463	7,948	135	11,023	10,637
Government grant liability	1,210	491	1,329	182	3,212	3,000
Contingent consideration	85,635	-	38,186	1,989	125,810	116,316
Total financial liabilities	236,703	10,418	764,362	7,410	1,018,893	840,691

As at December 31, 2023	1-6 months	6-12 months	1-5 years	Over 5 years	Total contractual cash flows	Carrying amount of liabilities
	A$’000	A$’000	A$’000	A$’000	A$’000	A$’000
Non-derivatives
Trade and other payables	81,704	-	-	-	81,704	81,704
Borrowings	1,105	1,105	8,839	6,859	17,908	9,173
Lease liabilities	1,044	1,057	6,744	1,264	10,109	8,272
Government grant liability	376	577	3,169	593	4,715	2,664
Contingent consideration	-	38,382	65,229	2,352	105,963	92,754
Total financial liabilities	84,229	41,121	83,981	11,068	220,399	194,567

32.6.	Fair value
This section explains the judgements and estimates made in determining the fair values of the financial instruments that are recognized and measured at fair value in the financial statements.

32.6.1.	Financial assets
Financial assets are categorized as either level 1 or level 3 financial assets and remeasured at each reporting date with movements recognized in other comprehensive income. The inputs used in the level 1 fair value calculations are with reference to published price quotations for the associated equity instruments in an active market.

Level 3 financial assets are subject to key assumptions and unobservable inputs which include risk adjusted post-tax discount rates and forecasted discounted cashflows. These inputs significantly impact the underlying value of these assets.

Sensitivity of level 1 financial assets
An increase/(decrease) of 10% in the share price of each financial asset while holding all other variables constant will increase/(decrease) other comprehensive income by $377,000 (2023: $1,178,000).

Sensitivity of level 3 financial assets
An increase/(decrease) of 10% in the discounted cashflows of each financial asset while holding all other variables constant will increase/(decrease) other comprehensive income by $300,000 (2023: $nil).

32.6.2.	Financial liabilities
Contingent consideration liabilities are categorized as level 3 financial liabilities and remeasured at each reporting date with movements recognized in profit or loss, except in instances where changes are permitted to be added to/reduce an associated asset. The inputs used in fair value calculations are determined by Management.

The carrying amount of financial liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on the management’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.

Sensitivity of level 3 financial liabilities
The potential effect of using reasonably possible alternative assumptions in valuation models, based on a change in the most significant input, such as sales volumes, by an increase/(decrease) of 10% while holding all other variables constant will increase/(decrease) profit before tax by $3,007,000 (2023: $4,510,000).

Valuation processes
The finance team of the Group performs the valuation of contingent consideration liabilities required for financial reporting purposes, including level 3 fair values. This team reports directly to the Chief Financial Officer (CFO). Discussions of valuation processes and results are held between the CFO and Board at least once every six months, in line with the Group’s half-yearly reporting periods.

The main level 3 inputs used by the Group in measuring the fair value of contingent consideration liabilities are derived and evaluated as follows:

•
discount rates are determined by an independent third party using a weighted average cost of capital model to calculate a post-tax rate that reflects current market assessments of the time value of money and the risk specific to the asset

•	regulatory/marketing authorization approval dates and approval for marketing authorization probability risk factors are derived in consultation with the Group’s regulatory team
•	expected sales volumes and net sales price per unit are estimated based on market information on annual incidence rates and information for similar products and expected market penetration, and
•
contingent consideration cash flows are estimated based on the terms of the sale contract. Changes in fair values are analyzed at the end of each reporting period during the half-yearly valuation discussion between the CFO and Board. As part of this discussion the CFO presents a report that explains the reason for the fair value movement.